Empower Lifetime 2055 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	12.21%	11.85%	11.72%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.06%	10.27%			10.91%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	18.18%	8.42%			9.97%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	17.71%	8.05%			9.58%
Service
Prospectus [Line Items]
Average Annual Return, Percent	17.54%	7.93%			9.48%